Investment Strategy - Capital Group Multi-Asset Income ETF	Oct. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Normally the fund invests primarily in income-producing securities, including equity securities such as dividend-paying common stocks.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity securities, including preferred stocks and convertible preferred stocks. The fund may also invest up to 30% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks, of issuers domiciled outside the United States, including issuers in emerging markets.

In addition, the fund will invest in one or more fixed-income exchange-traded funds (ETFs) managed and advised by the fund’s investment adviser (each, an "underlying fund"). Through such ETFs, the fund will attain exposure to bonds and other debt securities (across a wide range of maturities, durations and credit qualities), including U.S. government securities. The proportion of equities, fixed-income ETF(s) and money market instruments and cash held by the fund, as well as the selection of the underlying fixed-income ETF(s), varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The underlying fixed-income ETFs may invest in a broad range of debt securities, and may have significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.